real estate joint ventures (Tables)	6 Months Ended
Jun. 30, 2019
real estate joint ventures
Schedule of real estate joint ventures financial information

	June 30,	December 31,
As at (millions)	2019	2018
ASSETS
Current assets
Cash and temporary investments, net	$5	$11
Escrowed deposits	—	4
Other	5	2
	10	17
Non-current assets
Investment property under development	306	256

	$316	$273
LIABILITIES AND OWNERS’ EQUITY
Current liabilities
Accounts payable and accrued liabilities	$12	$19
Construction holdback liabilities	14	15
Construction credit facilities	258	—
	284	34
Non-current liabilities
Construction credit facilities	—	207
	—	241
Owners’ equity
TELUS [1]	13	13
Other partners	19	19
	32	32
	$316	$273
(1)

The equity amounts recorded by the real estate joint venture differ from those recorded by us by the amount of the deferred gains on our real estate contributed and the valuation provision we have recorded in excess of that recorded by the real estate joint venture.

	Three months		Six months
Periods ended June 30 (millions)	2019	2018	2019	2018
Revenue-from investment property	$—	$8	$—	$16
Depreciation and amortization	$—	$2	$—	$4
Interest expense [1]	$—	$2	$—	$4
Net income and comprehensive income [2]	$—	$(3)	$(1)	$(2)
(1)	During the three-month and six-month periods ended June 30, 2019, the real estate joint ventures capitalized $3 (2018 – $2) and $6 (2018 – $4), respectively, of financing costs.
(2)	As the real estate joint ventures are partnerships, no provision for income taxes of the partners is made in determining the real estate joint ventures’ net income and comprehensive income.

Schedule of joint ventures investment activity

	2019			2018
	Loans and			Loans and
Three-month periods ended June 30 (millions)	receivables [1]	Equity [2]	Total	receivables [1]	Equity [2]	Total
Related to real estate joint ventures’ statements of income and other comprehensive income
Comprehensive income attributable to us	$—	$—	$—	$—	$(1)	$(1)
Related to real estate joint ventures’ statements of financial position
Items not affecting currently reported cash flows
Construction credit facilities financing costs charged by us and other (Note 7)	1	—	1	—	—	—
Cash flows in the current reporting period
Construction credit facilities
Amounts advanced	9	—	9	7	—	7
Financing costs paid to us	(1)	—	(1)	—	—	—
Funds repaid to us and earnings distributed	—	—	—	—	(1)	(1)
Net increase	9	—	9	7	(2)	5
Real estate joint ventures carrying amounts
Balance, beginning of period	77	5	82	53	15	68
Balance, end of period	$86	$5	$91	$60	$13	$73

	2019			2018
	Loans and			Loans and
Six-month periods ended June 30 (millions)	receivables [1]	Equity [2]	Total	receivables [1]	Equity [2]	Total
Related to real estate joint ventures’ statements of income and other comprehensive income
Comprehensive income attributable to us	$—	$—	$—	$—	$(1)	$(1)
Related to real estate joint ventures’ statements of financial position
Items not affecting currently reported cash flows
Construction credit facilities financing costs charged by us and other (Note 7)	2	—	2	1	—	1
Cash flows in the current reporting period
Construction credit facilities
Amounts advanced	17	—	17	13	—	13
Financing costs paid to us	(2)	—	(2)	(1)	—	(1)
Funds repaid to us and earnings distributed	—	—	—	—	(1)	(1)
Net increase	17	—	17	13	(2)	11
Real estate joint ventures carrying amounts
Balance, beginning of period	69	5	74	47	15	62
Balance, end of period	$86	$5	$91	$60	$13	$73
(1)

Loans and receivables are included in our Consolidated statements of financial position as Real estate joint venture advances and are comprised of advances under construction credit facilities (see (d)).

(2)	We account for our interests in the real estate joint ventures using the equity method of accounting.

Schedule of construction credit facility

		June 30,	December 31,
As at (millions)	Note	2019	2018
Construction credit facilities commitment – TELUS Corporation
Undrawn	4(b )	$28	$45
Advances		86	69
		114	114
Construction credit facilities commitment – other		228	228
		$342	$342